Shareholder Fees - FidelityConservativeIncomeMunicipalBondFund-RetailPro	Mar. 01, 2025 USD ($)
FidelityConservativeIncomeMunicipalBondFund-RetailPro | Fidelity Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none